EVENTS SUBSEQUENT TO DECEMBER 31, 2020 (Details) - USD ($) $ in Millions	1 Months Ended				3 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2018	Aug. 31, 2018	Mar. 31, 2021	Mar. 11, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Agreement amount payable for acquisition of rights							$ 26.6
ADSs
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			2,857,143	4,166,667
Proceeds from issuance of shares, gross			$ 20.0	$ 25.0
Proceeds from issuance of shares			$ 18.4	$ 23.5
ADSs | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	4,647,433	3,188,776			428,421
Proceeds from issuance of shares, gross	$ 37.0	$ 25.0
Proceeds from issuance of shares	$ 34.8	$ 23.1			$ 3.5
Movantik | AstraZeneca AB
Disclosure of non-adjusting events after reporting period [line items]
Agreement amount payable for acquisition of rights							$ 15.5
Movantik | AstraZeneca AB | Agreement amendment
Disclosure of non-adjusting events after reporting period [line items]
Agreement amount payable for acquisition of rights						$ 16.0